Offerings - Offering: 1	Nov. 13, 2026 USD ($)
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 66,839,131.00
Amount of Registration Fee	$ 5,815.00
Offering Note	Calculated as the aggregate maximum purchase price for Shares that could be purchased, based upon the net asset value of the Fund as of July 31, 2026. The fee of $5,815.00 was paid in connection with the filing of the Schedule TO-I by AIP Alternative Lending Fund A (File No. 005-90752) on October 2, 2026. The amount of the filing fee, calculated in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended, as modified by Fee Rate Advisory No. 1 from October 1, 2026 to September 30, 2027, equals $87.00 per $1,000,000 of the Transaction Valuation of 5% of the net asset value at July 31, 2026.